CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603


                                December 10, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:       First Trust Exchange-Traded AlphaDEX(R) Fund
                ------------------------------------------------

Ladies and Gentlemen:

         On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 4 and under the Investment Company Act of 1940, as amended, Amendment No. 7 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value Opportunities AlphaDEX(R) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act in order to conform with the new Form N-1A requirements.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           --------------------------------
                                           Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess